IFRSs not yet adopted	12 Months Ended
Dec. 31, 2020
IFRSs not yet adopted
IFRSs not yet adopted

4 IFRSs not yet adopted

On May 18, 2017, the IASB issued IFRS 17 “Insurance Contracts” (hereinafter IFRS 17), which sets out the accounting for the insurance contracts issued and the reinsurance contracts held. On June 25, 2020, the IASB issued the amendments to IFRS 17 “Amendments to IFRS 17” and the amendments to IFRS 4 “Extension of the Temporary Exemption from Applying IFRS 9”, related to insurance activities, providing, among others, the deferral of the effective date of IFRS 17 by two years. Therefore, IFRS 17, which replaces IFRS 4 “Insurance Contracts”, shall be applied for annual reporting periods beginning on or after January 1, 2023.

On January 23, 2020, the IASB issued the amendments to IAS 1 “Classification of Liabilities as Current or Non-current” (hereinafter the amendments), which clarify how to classify debt and other liabilities as current or non-current. Because of further amendments issued on July 15, 2020 (“Classification of Liabilities as Current or Non-current — Deferral of Effective Date”), the amendments shall be applied for annual reporting periods beginning on or after January 1, 2023.

On May 14, 2020, the IASB issued:

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the amendments to IAS 37 “Onerous Contracts - Cost of Fulfilling a Contract” (hereinafter the amendments), aimed to provide clarifications for the purpose of assessing whether a contract is onerous. The amendments shall be applied for annual reporting periods beginning on or after January 1, 2022;

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the amendments to IAS 16 “Property, Plant and Equipment: Proceeds before Intended Use” (hereinafter the amendments), aimed to state that the proceeds from selling items produced while the company is preparing the asset for its intended use shall be recognised in the profit and loss account, together with the related production costs. The amendments shall be applied for annual reporting periods beginning on or after January 1, 2022;

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the amendments to IFRS 3 “Reference to the Conceptual Framework” (hereinafter the amendments), aimed to: (i) replace all remaining references to the previous versions of the IFRS Framework with references to the new Conceptual Framework for Financial Reporting included in IFRS 3; (ii) provide clarifications on the requirements for recognising, at the acquisition date, provisions, contingent liabilities and levies assumed in a business combination; (iii) state explicitly that a contingent asset acquired in a business combination cannot be recognised. The amendments shall be applied for annual reporting periods beginning on or after January 1, 2022;

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the document “Annual Improvements to IFRS Standards 2018-2020”, which includes, basically, technical and editorial changes to existing standards. The amendments to the standards shall be applied for annual reporting periods beginning on or after January 1, 2022.

On August 27, 2020, the IASB issued the amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 “Interest Rate Benchmark Reform — Phase 2” (hereinafter the amendments), aimed to provide practical expedients and temporary exceptions from the application of some IFRS requirements related to financial instruments measured at amortised cost and/or hedging relationships modified as a consequence of the interest rate benchmark reform, The amendments shall be applied for annual reporting periods beginning on or after January 1, 2021.

On February 12, 2021, the IASB issued:

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the amendments to IAS 1 and IFRS Practice Statement 2 “Disclosure of Accounting Policies” (hereinafter the amendments), aimed to provide clarifications on identifying the material accounting policies to be disclosed in the financial statements. The amendments shall be applied for annual reporting periods beginning on or after January 1, 2023;

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the amendments to IAS 8 “Definition of Accounting Estimates” (hereinafter the amendments), which introduce the definition of accounting estimates essentially to clarify how to distinguish changes in accounting policies from changes in accounting estimates. The amendments shall be applied for annual reporting periods beginning on or after January 1, 2023.

Eni is currently reviewing the IFRSs not yet adopted in order to determine the likely impact on the Consolidated Financial Statements.